Convertible Promissory Notes: Schedule of Debt (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Tables/Schedules
Schedule of Debt

Accreted value of convertible promissory notes as of March 31, 2017	$ 1,556,990
Accretion expense	879,416
Conversion of notes transferred to equity (Note 7, c)	(2,436,406)
Face value of convertible promissory notes as of September 30, 2017	$ -

	As at March 31, 2017	As at December 31, 2016
	$	$
Face value of convertible promissory notes issued	2,455,000	2,230,000
Day one derivative loss recognized during the year	35,249	26,309
Discount recognized at issuance due to embedded derivatives	(1,389,256)	(1,155,660)
Cash financing costs	(174,800)	(155,300)
Accretion expense	630,797	363,363
Accreted value of convertible promissory notes	1,556,990	1,308,712